Accounts receivable, net	12 Months Ended
Dec. 31, 2025
Accounts receivable, net
Accounts receivable, net

6.            Accounts receivable, net

(In thousands)	December 31, 2024	December 31, 2025
Accounts receivable	33,920	69,884
Less: Allowance for current expected credit losses	(1,258)	(1,471)
Accounts receivable, net	32,662	68,413

The following table presents movement in the allowance for current expected credit losses:

(In thousands)	2023	2024	2025
Balance at beginning of the year	1,429	1,022	1,258
Additions	213	261	430
Reversals	(189)	—	(19)
Write-off	(408)	(8)	(228)
Exchange difference	(23)	(17)	30
Balance at end of the year	1,022	1,258	1,471

The accounts receivable due from the top 10 customers accounted for about 68% and 64% of the balance of accounts receivable as of December 31, 2024 and 2025, respectively. The following table summarizes customers with balances of accounts receivable which was greater than 10% of the Group’s total accounts receivable:

	December 31, 2024	December 31, 2025
Customer A	35%	24%
Customer B	*	11%

*Less than 10%.